Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 15.9%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$600	$ 630,453
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	1,000	1,005,609
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	510	517,083
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,117	2,122,956
Conn's Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	476	478,746
Series 2020-A, Class C, 4.20%, 6/16/25(1)	584	586,437
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	292	292,797
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	382	406,261
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	490	506,456
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,508	1,551,589
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	77	81,381
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	546	580,892
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	700	716,679
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	405	431,865
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	120	112,291
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	556,493
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	516	535,685
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	68	71,470
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	279	283,651
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	237	236,735
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	793	821,335
NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	179	179,730
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	981,532
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	1,570	1,602,815
Series 2021-2, 3.00%, 1/25/29(1)	1,767	1,781,434
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,200	2,207,550
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	800	803,784
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	344	354,869
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$531	$ 540,507
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	196	200,512
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	425	442,080
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,671	1,751,847
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	140	140,224
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	467	467,776
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	549	558,598
Series 2014-2, Class B, 5.44%, 7/20/44(1)	241	240,701
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,349	1,425,251
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,837	1,934,190
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	205,569
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	938	934,043
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	690	715,566
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	181	193,418
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	121	121,531
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	2,269	2,317,298
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	891	889,117
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	269,990
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	663	685,339
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	816,729
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	247	234,661
Series 2020-A, Class C, 6.657%, 3/15/45(1)	207	151,463
Total Asset-Backed Securities (identified cost $35,180,324)		$35,674,988

Collateralized Mortgage Obligations — 7.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.686%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$505	$ 509,381

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-1A, Class M1C, 3.00%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	$900	$ 939,796
Series 2021-3A, Class M1B, 1.45%, (30-day average SOFR + 1.40%), 9/25/31(1)(2)	2,220	2,230,977
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.336%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	453	462,063
Series 2017-DNA3, Class M2, 2.586%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	886	908,145
Series 2018-DNA1, Class M2, 1.886%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	2,117	2,136,632
Series 2018-DNA1, Class M2AT, 1.136%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	780	777,768
Series 2019-DNA2, Class M2, 2.536%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	489	497,173
Series 2019-DNA3, Class M2, 2.136%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,955	1,981,329
Series 2020-DNA4, Class M2, 3.836%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	110	111,133
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	308	312,101
Series 2020-DNA6, Class B1, 3.05%, (30-day average SOFR + 3.00%), 12/25/50(1)(2)	275	279,033
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 4.986%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	654	681,776
Series 2018-C06, Class 1M2, 2.086%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	321	324,038
Series 2018-R07, Class 1M2, 2.486%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	342	344,038
FMC GMSR Issuer Trust, Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	655	655,038
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.386%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	325	324,592
Series 2021-1, Class M2, 2.936%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	1,295	1,301,474
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	640	643,582
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	450	451,622
Series 2021-2, Class A, 2.349%, 10/17/27(1)(5)	393	394,909
Total Collateralized Mortgage Obligations (identified cost $15,964,689)		$16,266,600

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$3,865	$ 3,725,581
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,555	1,332,753
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 1.734%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	2,362	2,368,288
CGMS Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.184%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	650	647,547
Series 2017-MDRC, Class C, 1.384%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	600	590,776
Series 2017-MDRC, Class D, 2.346%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	2,175	2,119,180
Extended Stay America Trust, Series 2021-ESH, Class D, 2.334%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	2,222	2,245,822
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.336%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	300	303,459
Series 2020-01, Class M10, 3.836%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	785	816,375
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	184,223
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class F, 2.684%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(6)	2,196	2,198,830
Series 2019-BPR, Class B, 2.184%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(6)	2,621	2,489,193
Series 2019-BPR, Class C, 3.134%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(6)	960	865,672
Motel Trust, Series 2021-MTL6, Class D, 2.19%, (1 mo. USD LIBOR + 2.10%), 9/15/38(1)(2)	171	171,881
Total Commercial Mortgage-Backed Securities (identified cost $20,550,571)		$20,059,580

Common Stocks — 0.5%

Security	Shares	Value
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	8,000	$ 432,080
		$ 432,080
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	8,300	$ 625,488
		$ 625,488
Total Common Stocks (identified cost $921,052)		$ 1,057,568

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Technology — 0.4%
ams AG, 0.875%, 9/28/22(7)	$800	$ 785,336
Total Convertible Bonds (identified cost $775,520)		$ 785,336

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., Series B, 6.00%(8)	9,300	$ 502,014
Total Convertible Preferred Stocks (identified cost $512,995)		$ 502,014

Corporate Bonds — 33.8%

Security	Principal Amount (000's omitted)	Value
Communications — 3.7%
AT&T, Inc.:
3.10%, 2/1/43	$407	$ 390,921
3.50%, 9/15/53	560	555,344
3.65%, 6/1/51	885	903,646
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,093	1,142,349
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,350	1,517,690
Nokia Oyj:
4.375%, 6/12/27	500	549,375
6.625%, 5/15/39	750	1,025,152
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	469,785
SES S.A., 5.30%, 4/4/43(1)	245	280,644
T-Mobile USA, Inc.:
2.25%, 2/15/26(8)	277	280,463
2.625%, 4/15/26	412	421,785
Ziggo B.V., 5.50%, 1/15/27(1)	730	755,550
		$8,292,704
Consumer, Cyclical — 5.9%
American Airlines Pass-Through Trust, 5.25%, 1/15/24	$78	$76,934
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	1,115	1,173,537
5.75%, 4/20/29(1)	267	288,026
Aptiv PLC, 5.40%, 3/15/49	737	1,007,418
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc., 3.625%, 3/15/22	$996	$ 1,004,885
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	757	844,523
Ford Motor Credit Co., LLC:
0.999%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,236	1,236,009
1.198%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	3,225	3,215,656
3.087%, 1/9/23	481	488,672
Hyatt Hotels Corp., 1.80%, 10/1/24(5)	244	244,552
Macy's Retail Holdings, LLC:
3.625%, 6/1/24	549	567,790
4.30%, 2/15/43	395	344,399
MDC Holdings, Inc., 2.50%, 1/15/31	744	726,010
Nordstrom, Inc.:
4.25%, 8/1/31(8)	521	528,271
4.375%, 4/1/30(8)	778	796,354
5.00%, 1/15/44(8)	713	700,309
		$13,243,345
Consumer, Non-cyclical — 4.0%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$441	$468,819
4.25%, 11/1/29(1)	514	564,753
Avon Products, Inc., 8.45%, 3/15/43	429	544,922
Block Financial, LLC, 3.875%, 8/15/30	944	1,027,291
Centene Corp.:
3.375%, 2/15/30	469	486,142
4.25%, 12/15/27	897	939,966
4.625%, 12/15/29	543	592,440
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	958	1,000,791
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,376	1,568,444
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	776	786,476
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	437	425,287
5.20%, 4/1/29(1)	595	683,859
		$9,089,190
Energy — 1.5%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$583	$628,911
6.375%, 10/1/30	440	484,550
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,442	1,510,495
5.00%, 1/31/28(1)	581	624,575
		$3,248,531

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial — 13.8%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(9)	$173	$ 180,776
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.625%, 10/15/27(8)	857	956,294
6.50%, 7/15/25	422	489,490
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,409	1,444,941
American Assets Trust, L.P., 3.375%, 2/1/31	1,010	1,047,515
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	1,000	1,028,760
Banco do Brasil S.A., 3.25%, 9/30/26(1)	1,735	1,736,301
BankUnited, Inc., 5.125%, 6/11/30	559	646,434
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	1,538	1,605,511
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	301,614
CI Financial Corp.:
3.20%, 12/17/30	1,051	1,091,863
4.10%, 6/15/51(8)	352	379,105
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	659	684,503
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	615	654,436
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,477	2,707,411
EPR Properties, 3.75%, 8/15/29	1,118	1,153,408
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	737	748,976
6.00%, 4/15/25(1)	774	809,797
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	876	889,622
5.00%, 7/15/28(1)	864	901,627
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	922	913,663
3.624%, 6/3/30(1)	631	662,846
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,565,296
OneMain Finance Corp., 3.50%, 1/15/27	354	354,602
Radian Group, Inc.:
4.875%, 3/15/27	1,400	1,528,555
6.625%, 3/15/25	505	564,338
Sabra Health Care, L.P., 3.20%, 12/1/31	733	718,790
Societe Generale S.A., 4.75% to 5/26/26(1)(8)(9)(10)	329	337,021
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(9)	729	764,060
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	563	607,069
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	981	1,021,191
Truist Financial Corp., 5.10% to 3/1/30(8)(9)(10)	868	999,936
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)(10)	534	540,782
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	332	366,578
5.861% to 6/19/27, 6/19/32(1)(9)	500	556,474
		$30,959,585
Security	Principal Amount (000's omitted)	Value
Industrial — 1.7%
Flowserve Corp., 3.50%, 10/1/30	$600	$ 627,232
Hexcel Corp.:
4.20%, 2/15/27(8)	384	419,824
4.95%, 8/15/25	237	262,692
Imola Merger Corp., 4.75%, 5/15/29(1)	718	743,682
nVent Finance S.a.r.l., 4.55%, 4/15/28	925	1,015,971
Valmont Industries, Inc., 5.00%, 10/1/44	685	845,640
		$ 3,915,041
Technology — 1.4%
DXC Technology Co., 2.375%, 9/15/28	$458	$452,851
Seagate HDD Cayman:
3.375%, 7/15/31(1)	300	292,875
5.75%, 12/1/34(8)	1,170	1,370,363
Western Digital Corp., 4.75%, 2/15/26(8)	930	1,031,156
		$3,147,245
Utilities — 1.8%
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)(5)	$331	$331,414
5.00%, 9/15/26	1,570	1,612,272
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	812,712
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,260	1,315,125
		$4,071,523
Total Corporate Bonds (identified cost $73,249,718)		$75,967,164

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$500	$ 491,415
Total High Social Impact Investments (identified cost $500,000)		$ 491,415

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Mutual Funds — 2.8%

Security	Shares	Value
Fixed-Income Mutual Funds — 2.8%
Calvert Floating-Rate Advantage Fund, Class R6(13)	669,593	$ 6,361,132
Total Mutual Funds (identified cost $5,985,775)		$ 6,361,132

Preferred Stocks — 2.5%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp., Series F, 6.125% to 4/15/25(9)	45,517	$ 1,148,849
		$ 1,148,849
Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	53,308	$ 1,133,861
		$ 1,133,861
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P., Series A, 5.75%	78,480	$ 1,841,926
		$ 1,841,926
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50%	28,650	$757,506
6.25%	27,000	731,700
		$1,489,206
Total Preferred Stocks (identified cost $5,373,406)		$5,613,842

Senior Floating-Rate Loans — 5.0%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.5%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$1,100	$ 1,171,018
		$ 1,171,018
Building and Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$590	$ 585,605
		$ 585,605
Borrower/Description	Principal Amount (000's omitted)	Value
Cable and Satellite Television — 0.7%
CSC Holdings, LLC, Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$547	$ 540,817
UPC Financing Partnership, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 1/31/29	500	499,479
Virgin Media Bristol, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 1/31/29	500	500,833
		$ 1,541,129
Drugs — 0.2%
PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28	$498	$ 497,282
		$ 497,282
Electronics/Electrical — 1.1%
Banff Merger Sub, Inc., Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 10/2/25	$446	$444,275
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	710	712,204
MA FinanceCo., LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	61	60,017
Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	408	405,311
SS&C European Holdings S.a.r.l., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25	122	120,619
SS&C Technologies, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25	163	161,857
Ultimate Software Group, Inc. (The), Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 5/4/26	501	502,642
		$2,406,925
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$174,809
		$174,809
Health Care — 1.0%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(15)	$483	$483,356
ICON Luxembourg S.a.r.l.:
Term Loan, 7/3/28(16)	520	522,738
Term Loan, 7/3/28(16)	130	130,241
Ortho-Clinical Diagnostics S.A., Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 6/30/25	650	650,122
Select Medical Corporation, Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 3/6/25	550	547,594
		$2,334,051

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.6%
Asurion, LLC:
Term Loan, 3.209%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$539	$ 536,921
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/23/26	298	293,687
USI, Inc., Term Loan, 3.132%, (3 mo. USD LIBOR + 3.00%), 5/16/24	500	497,116
		$ 1,327,724
Leisure Goods/Activities/Movies — 0.0%(17)
Bombardier Recreational Products, Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$136	$ 135,236
		$ 135,236
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$510	$505,283
Level 3 Financing, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	140,147
Ziggo Financing Partnership, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/30/28	510	506,494
		$1,151,924
Total Senior Floating-Rate Loans (identified cost $11,317,393)		$11,325,703

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)		Value
Kreditanstalt fuer Wiederaufbau, 1.25%, 8/28/23	NOK	6,040	$ 693,002
Total Sovereign Government Bonds (identified cost $659,952)			$ 693,002

U.S. Treasury Obligations — 12.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.875%, 2/15/51	$1,892	$ 1,804,791
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(18)	876	1,004,162
U.S. Treasury Notes:
0.125%, 6/30/22	1,653	1,653,578
0.125%, 7/31/22	1,600	1,600,441
0.125%, 8/31/22	1,600	1,600,448
0.125%, 9/30/22	13,151	13,155,765
0.125%, 10/31/22	1,657	1,657,518
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.375%, 3/31/22	$1,649	$ 1,651,618
1.25%, 4/30/28	1,050	1,049,508
1.625%, 12/31/21	1,628	1,634,367
1.625%, 5/15/31	479	484,688
Total U.S. Treasury Obligations (identified cost $27,105,399)		$ 27,296,884

Short-Term Investments — 12.4%
Affiliated Fund — 9.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(19)	21,231,285	$ 21,233,408
Total Affiliated Fund (identified cost $21,231,285)		$ 21,233,408
Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(20)	6,487,538	$ 6,487,538
Total Securities Lending Collateral (identified cost $6,487,538)		$ 6,487,538
Total Short-Term Investments (identified cost $27,718,823)		$ 27,720,946
Total Investments — 102.3% (identified cost $225,815,617)		$229,816,174
Other Assets, Less Liabilities — (2.3)%		$ (5,100,806)
Net Assets — 100.0%		$224,715,368

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $95,475,542 or 42.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2021.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2021.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2021.

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

(5)	When-issued security.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of these securities is $1,786,127 or 0.8% of the Fund's net assets.
(8)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $7,919,168 and the total market value of the collateral received by the Fund was $8,195,660, comprised of cash of $6,487,538 and U.S. government and/or agencies securities of $1,708,122.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $491,415, which represents 0.2% of the net assets of the Fund as of September 30, 2021.
(13)	Affiliated fund.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	This Senior Loan will settle after September 30, 2021, at which time the interest rate will be determined.
(17)	Amount is less than 0.05%.
(18)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(19)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(20)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(3)	Short	12/21/21	$(394,828)	$4,260
U.S. Long Treasury Bond	(11)	Short	12/21/21	(1,751,406)	34,784
U.S. Ultra 10-Year Treasury Note	(144)	Short	12/21/21	(20,916,000)	318,489
U.S. Ultra-Long Treasury Bond	(74)	Short	12/21/21	(14,138,625)	360,608
					$718,141

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
NOK	– Norwegian Krone
USD	– United States Dollar

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended September 30, 2021, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $33,639,650, which represents 15.0% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class F, 2.684%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)	$ —	$ 2,200,118	$ —	$ —	$ (1,279)	$ 2,198,830	$ 1,793	$ 2,196,000
Series 2019-BPR, Class B, 2.184%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	63,870	2,489,193	35,640	2,621,000
Series 2019-BPR, Class C, 3.134%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	42,979	865,672	18,009	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	481,990	—	—	—	9,425	491,415	5,625	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	5,141,432	1,186,440	—	—	33,260	6,361,132	169,521	669,593
Short-Term Investments
Calvert Cash Reserves Fund, LLC	28,060,227	114,828,436	(121,655,770)	(1,608)	2,123	21,233,408	19,606	21,231,285
Totals				$(1,608)	$150,378	$33,639,650	$250,194

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$35,674,988	$ —	$35,674,988
Collateralized Mortgage Obligations	—	16,266,600	—	16,266,600
Commercial Mortgage-Backed Securities	—	20,059,580	—	20,059,580

Calvert
Flexible Bond Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	1,057,568(1)	$ —	$ —	$1,057,568
Convertible Bonds	—	785,336	—	785,336
Convertible Preferred Stocks	502,014	—	—	502,014
Corporate Bonds	—	75,967,164	—	75,967,164
High Social Impact Investments	—	491,415	—	491,415
Mutual Funds	6,361,132	—	—	6,361,132
Preferred Stocks	5,613,842	—	—	5,613,842
Senior Floating-Rate Loans	—	11,325,703	—	11,325,703
Sovereign Government Bonds	—	693,002	—	693,002
U.S. Treasury Obligations	—	27,296,884	—	27,296,884
Short-Term Investments:
Affiliated Fund	—	21,233,408	—	21,233,408
Securities Lending Collateral	6,487,538	—	—	6,487,538
Total Investments	$20,022,094	$209,794,080	$ —	$229,816,174
Futures Contracts	$718,141	$ —	$ —	$718,141
Total	$20,740,235	$209,794,080	$ —	$230,534,315

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.